UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

    William M. Shettle     Philadelphia, Pennsylvania   June 23, 1999


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $110,405



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104     1444    61940 SH       SOLE                    61940
American Home Products         COM              026609107     8005   122675 SH       SOLE                   122675
American Intl. Group           COM              026874107      541     4481 SH       SOLE                     4481
Astoria Financial Corp         COM              046265104     1986    39718 SH       SOLE                    39718
BCE Inc.                       COM              05534B109     3320    74930 SH       SOLE                    74930
Bank One Corp.                 COM              06423A103     2354    42747 SH       SOLE                    42747
BankAmerica Corp. (new)        COM              06605F102      224     3168 SH       SOLE                     3168
BankBoston Corp.               COM              06605R106     2598    59972 SH       SOLE                    59972
Bristol-Myers-Squibb           COM              110122108      499     7788 SH       SOLE                     7788
Citigroup, Inc.                COM              172967101     2431    38057 SH       SOLE                    38057
Colgate-Palmolive Co           COM              194162103      299     3250 SH       SOLE                     3250
Columbia Energy                COM              197648108     2473    47325 SH       SOLE                    47325
Computer Sciences Corp.        COM              205363104     2994    54246 SH       SOLE                    54246
Conoco Inc. 'A'                COM              208251306     1717    69900 SH       SOLE                    69900
Corning Inc.                   COM              219350105     2393    39876 SH       SOLE                    39876
DST Systems                    COM              233326107     2473    41174 SH       SOLE                    41174
Delta Air Lines                COM              247361108     2481    35696 SH       SOLE                    35696
DuPont (E.I.)                  COM              263534109     2600    44784 SH       SOLE                    44784
El Paso Energy                 COM              283905107     2396    73310 SH       SOLE                    73310
Elan Corp. ADS                 COM              284131208     2855    40932 SH       SOLE                    40932
Eli Lilly                      COM              532457108     2281    26871 SH       SOLE                    26871
Exxon Corp.                    COM              302290101      268     3800 SH       SOLE                     3800
Fannie Mae                     COM              313586109     2907    41975 SH       SOLE                    41975
First Union Corp.              COM              337358105      273     5112 SH       SOLE                     5112
Fleet Financial Group Inc.     COM              338915101     2399    63756 SH       SOLE                    63756
Four Media Company             COM              350872107      172    28584 SH       SOLE                    28584
Frontier Corp.                 COM              35906P105     3881    74810 SH       SOLE                    74810
General Electric               COM              369604103      518     4679 SH       SOLE                     4679
Halliburton Company            COM              406216101     1712    44456 SH       SOLE                    44456
Harmonic Inc.                  COM              413160102      183     6620 SH       SOLE                     6620
Honeywell                      COM              438506107     2043    26943 SH       SOLE                    26943
Johnson & Johnson              COM              478160104     2611    27920 SH       SOLE                    27920
MCI WorldCom                   COM              55268B106     3855    43526 SH       SOLE                    43526
Mellon Bank                    COM              585509102     2826    40162 SH       SOLE                    40162
Merck & Co. Inc.               COM              589331107      224     2800 SH       SOLE                     2800
Mitchell Energy/Dev. 'B'       COM              606592301      168    13470 SH       SOLE                    13470
NCR Corp.                      COM              62886E108     3348    66965 SH       SOLE                    66965
Oracle Corp.                   COM              68389X105     1792    67935 SH       SOLE                    67935
Outback Steakhouse             COM              689899102     2447    74727 SH       SOLE                    74727
Paine Webber Group             COM              695629105     1890    47396 SH       SOLE                    47396
Pepsico Inc.                   COM              713448108     2623    66943 SH       SOLE                    66943
Pfizer Inc.                    COM              717081103      555     4000 SH       SOLE                     4000
Proctor & Gamble               COM              742718109      584     5966 SH       SOLE                     5966
Republic Security Financial Co COM              760758102       88     9522 SH       SOLE                     9522
Royal Dutch Pete Co NY Registr COM              780257705      229     4400 SH       SOLE                     4400
SBC Communications             COM              78387G103     2958    62679 SH       SOLE                    62679
Schering-Plough Corp.          COM              806605101      206     3720 SH       SOLE                     3720
Scientific-Atlanta             COM              808655104     2293    84154 SH       SOLE                    84154
Sears, Roebuck & Co.           COM              812387108     1327    29364 SH       SOLE                    29364
Sovereign Bancorp Inc.         COM              845905108     1369   111738 SH       SOLE                   111738
Sterling Commerce              COM              859205106     2264    73622 SH       SOLE                    73622
Telefonica SA Sponsored ADR    COM              879382208     2470    19335 SH       SOLE                    19335
Time Warner Inc.               COM              887315109     3390    47868 SH       SOLE                    47868
Unilever N.V.                  COM              904784709     2399    36105 SH       SOLE                    36105
United Technologies            COM              913017109     3338    24648 SH       SOLE                    24648
Xerox Corp.                    COM              984121103     2436    46736 SH       SOLE                    46736